Quarterly Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Quarterly Information

	(In thousands, except per share data) Year Ended December 31, 2013
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$4,550,772	$4,665,588	$4,940,936	$4,894,750
Gross margin (1)	303,216	313,125	408,543	385,741
Net earnings (2)	110,728	106,270	178,115	190,416
Net earnings attributable to Nucor stockholders (2)	84,789	85,145	147,597	170,494
Net earnings per share:
Basic	0.26	0.27	0.46	0.53
Diluted	0.26	0.27	0.46	0.53

	(In thousands, except per share data) Year Ended December 31, 2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$5,072,594	$5,104,199	$4,801,206	$4,451,274
Gross margin (3)	380,527	399,930	348,733	384,348
Net earnings (4)	163,412	139,567	129,892	160,255
Net earnings attributable to Nucor stockholders (4)	145,104	112,299	110,308	136,908
Net earnings per share:
Basic	0.46	0.35	0.35	0.43
Diluted	0.46	0.35	0.35	0.43

(1)	Nucor incurred a LIFO charge of $18.0 million in the first quarter, no charge or credit recorded in the second quarter, a LIFO credit of $18.0 million in the third quarter and a LIFO charge of $17.4 million in the fourth quarter.
(2)	Third quarter results included a net $14.0 million pre-tax charge related to a partial write down of inventory and fixed asset balances associated with the collapse of a storage dome at Nucor Steel Louisiana in St. James Parish. The fourth quarter was impacted by an out-of-period non-cash gain of $21.3 million related to a correction to deferred tax balances.
(3)	Nucor incurred a LIFO charge of $14.5 million in the first quarter and recorded LIFO credits of $14.5 million, $84.0 million and $71.9 million in the second, third and fourth quarters, respectively. Inventory related purchase accounting adjustments, associated with the acquisition of Skyline, of $8.6 million, $28.2 million, and $12.0 million were recorded in the second, third and fourth quarters, respectively.
(4)	The second quarter includes a pre-tax charge of $30.0 million for impairment of Nucor’s equity investment in Nucor Duferdofin S.r.l. The third quarter includes a pre-tax charge of $17.6 million related to the loss on the sale of the assets of Nucor Wire Products Pennsylvania, Inc.